Bank Loans and Notes Payable - Interest Expense (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Bank Loans and Notes Payable [Abstract]
Interest on debts and borrowings			$ 8,555	$ 8,129	$ 9,356
Interest expense charges for employee benefits (Note 17.4)			590	553	476
Derivative instruments			(1,891)	1,795	1,970
Finance operating charges			821	(413)	(290)
Interest expense for leases liabilities (Note 12)			6,841	5,789	5,118
Total	$ 883		$ 14,916	$ 15,853	$ 16,630

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3